Schedule of Reconciliation of Provision for Income Tax (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Federal income tax benefit - 21%	21.00%	21.00%
State income taxes (net of federal benefit)	6.98%	6.50%
Perm Differences	(32.89%)	(20.60%)
Valuation Allowance	4.91%	(6.90%)
Change in valuation allowance	0.00%	0.00%